CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Accounts Receivable, Allowance for Credit Loss, Current	$ 277	$ 215
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, shares authorized	60,000,000	60,000,000
Ordinary shares, shares issued	29,013,834	28,678,476
Ordinary shares, shares outstanding	29,013,834	28,678,476